Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Cost

		Three Months Ended March 31,
Lease Cost (in thousands)	Classification	2023	2022
Operating lease expense	Research and development	$66	$86
Operating lease expense	Selling and marketing	159	231
Operating lease expense	General and administrative	231	259
Total		$456	$576

		Year Ended December 31,
Lease Cost (in thousands)	Classification	2022	2021
Operating lease expense	Research and development	$210	$499
Operating lease expense	Selling and marketing	886	1,012
Operating lease expense	General and administrative	597	827
Total		$1,693	$2,338

Schedule of Lease Term and Discount Rate
Lease Term and Discount Rate	March 31, 2023	December 31, 2022
Weighted Average Remaining Lease Term (in years)	2.35	2.68
Weighted Average Discount Rate	12%	12%

Lease Term and Discount Rate	December 31, 2022	December 31, 2021
Weighted Average Remaining Lease Term (in years)	2.68	3.58
Weighted Average Discount Rate	12%	12%

Schedule of Operating Lease Maturities

Maturity of Operating Lease Liabilities (in thousands)	March 31, 2023
Remainder of 2023 (9 months)	$1,774
Year ending December 31, 2024	2,312
Year ending December 31, 2025	1,511
Total lease payments	5,597
Less: imputed interest	(744)
Total	$4,853

Maturity of Operating Lease Liabilities (in thousands)	Year Ended December 31
2023	$2,581
2024	2,360
2025	1,521
Total lease payments	6,462
Less: imputed interest	(1,018)
Total	$5,444

Schedule of Supplement Cash Outflows in Operating Leases
	Three Months Ended March 31,
Other information (in thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows in operating leases	$610	$634

Other information (in thousands)	Year Ended December 31, 2022	Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows in operating leases	$2,639	$2,426